CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥)
Short-term loan of the VIEs without recourse to the Company	$ 2,014	¥ 13,850		¥ 9,960
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)	11,979	82,366	$ 11,824	81,301	¥ 63,921
Accounts payable of the VIEs without recourse to the Company	49,344	339,263		367,924
Accrued employee benefits of the VIEs without recourse to the Company	5,352	36,794		44,465
Other payables of the VIEs without recourse to the Company	204,184	1,403,854		1,254,375
Amounts due to related parties of the VIEs without recourse to the Company	10	69		18
Accrued expenses and other payables of the VIEs without recourse to the Company	6,927	47,634		39,282
Income taxes payable of the VIEs without recourse to the Company	12,366	85,025		78,337
Liabilities held for sale of the VIEs without recourse to the Company	1,162	7,991		3,888
Long term borrowings of the VIEs without recourse to the Company	45,752	314,571		211,578
Current portion of capital lease obligations of the VIEs without recourse to the Company	2,952	20,299		42,735
Deferred government grant (including deferred government grant of the VIEs without recourse to the Company of RMB13,000 and RMB13,000 (US$1,891) as of December 31, 2017 and 2018, respectively)	247	1,696		13,000
Amount due to a subsidiary held for sale of the VIEs without recourse to the Company	107	737		737
Non-current portion of capital lease obligations of the VIEs without recourse to the Company	6,015	41,359		1,421
Deferred government grant of the VIEs without recourse to the Company, non-current	$ 2,087	¥ 14,350		¥ 6,580
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares) | shares	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares) | shares	429,404,977	429,404,977	426,267,345	426,267,345
Ordinary shares, shares outstanding (in shares) | shares	429,404,977	429,404,977	426,267,345	426,267,345
Consolidated Variable Interest Entity (VIEs)
Short-term loan of the VIEs without recourse to the Company		¥ 0		¥ 9,960
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)	$ 11,706	80,484		80,612
Accounts payable of the VIEs without recourse to the Company	46,100	316,963		353,133
Accrued employee benefits of the VIEs without recourse to the Company	3,621	24,898		32,783
Other payables of the VIEs without recourse to the Company	2,192	15,072		15,547
Amounts due to related parties of the VIEs without recourse to the Company		0		0
Accrued expenses and other payables of the VIEs without recourse to the Company	5,660	38,915		29,728
Income taxes payable of the VIEs without recourse to the Company	1,599	10,991		10,455
Liabilities held for sale of the VIEs without recourse to the Company		0		0
Long term borrowings of the VIEs without recourse to the Company		0		0
Less: current portion		0		0
Current portion of capital lease obligations of the VIEs without recourse to the Company	187	1,284		42,735
Deferred government grant (including deferred government grant of the VIEs without recourse to the Company of RMB13,000 and RMB13,000 (US$1,891) as of December 31, 2017 and 2018, respectively)	247	1,696		13,000
Amount due to a subsidiary held for sale of the VIEs without recourse to the Company	107	737		737
Non-current portion of capital lease obligations of the VIEs without recourse to the Company	0	0		¥ 1,421
Deferred government grant of the VIEs without recourse to the Company, non-current	$ 2,087	¥ 14,350